Financial Risk Management - Additional Information (Detail) $ in Thousands, ₩ in Millions	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)
Disclosure of detailed information about financial instruments [line items]
Amounts payable, related party transactions	₩ 8,824
Maximum exposure to credit risk	13,027,594		₩ 11,578,687
Financial guarantee contracts [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	26,206		₩ 71,697
IBK KT Emerging Digital Industry Investment Fund [Member]
Disclosure of detailed information about financial instruments [line items]
Investment In Related Party	53,120
Future Innovation Private Equity Fund No.3 [Member]
Disclosure of detailed information about financial instruments [line items]
Amounts payable, related party transactions	₩ 5,473	$ 34,050